Stock-Based Compensation - Schedule of RSU Activity (Details) - Restricted Stock Units [Member] - As Previously Reported [Member]	12 Months Ended
Dec. 31, 2025 $ / shares shares
Schedule of RSU Activity [Line Items]
Number of Shares, Outstanding, Beginning Balance | shares
Weighted Average Grant-Date Fair Value, Outstanding, Beginning Balance | $ / shares
Number of Shares, Granted | shares	278,000
Weighted Average Grant-Date Fair Value, Granted | $ / shares	$ 6.55
Number of Shares, Vested | shares	252,667
Weighted Average Grant-Date Fair Value, Vested | $ / shares	$ 6.78
Number of Shares, Cancelled | shares
Weighted Average Grant-Date Fair Value, Cancelled | $ / shares
Number of Shares, Outstanding, Ending Balance | shares	530,667
Weighted Average Grant-Date Fair Value, Outstanding, Ending Balance | $ / shares	$ 6.66